STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS (a) - 0.0%
Call Options (a) - 0.0%
CBOE Volatility Index, Expires: 08/21/19, Strike Price: $15.00	160	$257,920	$31,600
CBOE Volatility Index, Expires: 08/21/19, Strike Price: $16.00	350	564,200	55,125

			86,725

	COUNTERPARTY
Payer Swaptions (a) - 0.0%
CDX.IG, (1.000%), Quarterly, Expires: 08/21/19, Strike Price: $47.50	BNP Paribas	1,000,000,000	95,140

TOTAL PURCHASED OPTIONS (Cost $314,431)			181,865

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 103.9%
Money Market Funds - 16.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.19% (b)		21,771,224	21,771,224
First American Government Obligations Fund - Class X - 2.24% (b)		31,416,218	31,416,218
First American Treasury Obligations Fund - Class X - 2.20% (b)		31,416,219	31,416,219
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.21% (b)		31,416,219	31,416,219
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.15% (b)		31,416,219	31,416,219

			147,436,099

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 87.3%
2.612%, 08/15/2019 (c)(d)		$1,000	999
2.622%, 09/12/2019 (c)(d)		7,150,000	7,128,896
2.658%, 10/10/2019 (c)(d)		56,950,000	56,723,895
2.703%, 11/07/2019 (c)(d)		412,000,000	409,717,355
2.569%, 12/05/2019 (c)(d)		65,000,000	64,538,326
2.608%, 01/02/2020 (c)(d)		130,000,000	128,881,753
2.568%, 01/30/2020 (c)(d)		90,000,000	89,074,378
2.391%, 04/23/2020 (c)(d)		10,000,000	9,857,518
2.031%, 05/21/2020 (c)(d)		8,000,000	7,872,459

			773,795,579

TOTAL SHORT-TERM INVESTMENTS (Cost $919,921,480)			921,231,678

TOTAL INVESTMENTS (Cost $920,235,911) - 103.9%			921,413,543

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9)%			(34,470,019)

TOTAL NET ASSETS - 100.0%			$886,943,524

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	All or a portion of this security is held as collateral for derivative contracts.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $70.00	150	$10,276,500	$2,250
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $70.25	175	11,989,250	1,750
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $70.50	107	7,330,570	535
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $70.75	50	3,425,500	250
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $71.00	151	10,345,010	755
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $71.25	31	2,123,810	155
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $71.50	75	5,138,250	375
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $68.50	125	8,131,250	87,500
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $68.75	179	11,643,950	116,350
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $69.00	257	16,717,850	154,200
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $69.25	234	15,221,700	131,040
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $69.50	300	19,515,000	156,000
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $69.75	300	19,515,000	144,000
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $70.00	300	19,515,000	135,000
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $70.25	248	16,132,400	101,680
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $70.50	230	14,961,500	87,400
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $70.75	77	5,008,850	27,720
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $71.00	294	19,124,700	97,020
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $71.25	105	6,830,250	32,550
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $71.50	28	1,821,400	8,120
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $71.75	48	3,122,400	12,960
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $72.50	8	520,400	1,760
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $126.00	24	1,828,200	300
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $126.50	461	35,116,675	2,881
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $127.00	211	16,072,925	1,319
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $127.50	75	5,713,125	469
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $128.00	64	4,875,200	400
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $128.50	25	1,904,375	156
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $129.00	25	1,904,375	156
Canadian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $76.75	125	9,482,500	3,750
Canadian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $77.00	266	20,178,760	3,990

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Canadian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $77.25	100	$7,586,000	$1,000
Canadian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $77.50	213	16,158,180	1,065
Canadian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $78.00	29	2,199,940	145
CBOE Volatility Index, Expires 08/21/2019, Strike Price $17.00	100	1,612	12,250
CBOE Volatility Index, Expires 08/21/2019, Strike Price $18.00	806	12,993	82,615
CBOE Volatility Index, Expires 08/21/2019, Strike Price $19.00	1,617	26,066	133,403
CBOE Volatility Index, Expires 08/21/2019, Strike Price $20.00	772	12,445	52,110
CBOE Volatility Index, Expires 08/21/2019, Strike Price $21.00	520	8,382	31,200
CBOE Volatility Index, Expires 08/21/2019, Strike Price $22.00	1,195	19,263	59,750
CBOE Volatility Index, Expires 08/21/2019, Strike Price $23.00	101	1,628	4,293
CBOE Volatility Index, Expires 08/21/2019, Strike Price $24.00	100	1,612	3,750
CBOE Volatility Index, Expires 08/21/2019, Strike Price $25.00	2,801	45,152	98,035
CBOE Volatility Index, Expires 08/21/2019, Strike Price $26.00	175	2,821	4,813
CBOE Volatility Index, Expires 08/21/2019, Strike Price $27.00	100	1,612	2,750
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,450.00	250	5,862,500	5,000
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,550.00	150	3,517,500	1,500
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,600.00	361	8,465,450	3,610
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,650.00	350	8,207,500	3,500
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,700.00	250	5,862,500	2,500
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,750.00	235	5,510,750	2,350
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,800.00	64	1,500,800	640
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,850.00	5	117,250	50
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 1,775.00	100	2,219,385	85,127
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 1,850.00	200	4,438,769	75,398
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 1,875.00	208	4,616,320	58,178
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 1,900.00	250	5,548,462	51,684
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 1,925.00	162	3,595,403	23,641
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 1,950.00	112	2,485,711	12,258
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 1,975.00	80	1,775,508	5,837
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 2,000.00	340	7,545,908	16,539
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 2,025.00	45	998,723	1,642
Cocoa Future, December 2019 Settlement, Expires 09/06/2019, Strike Price $2,750.00	75	1,800,000	4,500
Cocoa Future, December 2019 Settlement, Expires 09/06/2019, Strike Price $2,800.00	100	2,400,000	4,000
Cocoa Future, December 2019 Settlement, Expires 09/06/2019, Strike Price $2,850.00	75	1,800,000	2,250
Cocoa Future, December 2019 Settlement, Expires 09/06/2019, Strike Price $2,950.00	17	408,000	170
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $102.50	50	1,868,438	16,687
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $107.50	31	1,158,431	2,906
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $110.00	602	22,495,988	33,862

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $112.50	234	$8,744,288	$8,775
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $115.00	211	7,884,806	5,539
Coffee ‘C’ Future, December 2019 Settlement, Expires 09/13/2019, Strike Price $110.00	100	3,873,750	72,750
Coffee ‘C’ Future, December 2019 Settlement, Expires 09/13/2019, Strike Price $120.00	50	1,936,875	12,937
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,375.00	300	4,014,000	51,000
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,400.00	200	2,676,000	24,000
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,450.00	12	160,560	600
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,475.00	48	642,240	1,920
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,500.00	462	6,181,560	9,240
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,525.00	48	642,240	960
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,550.00	82	1,097,160	820
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,575.00	12	160,560	120
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,600.00	12	160,560	120
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $280.00	33	2,199,450	8,277
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $281.00	25	1,666,250	5,570
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $282.00	49	3,265,850	11,191
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $284.00	25	1,666,250	4,007
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $285.00	25	1,666,250	3,125
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $286.00	50	3,332,500	5,625
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $287.00	40	2,666,000	4,000
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $288.00	25	1,666,250	2,187
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $289.00	25	1,666,250	1,875
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $400.00	100	2,001,250	60,000
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $420.00	200	4,002,500	60,000
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $435.00	378	7,564,725	82,821
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $440.00	578	11,567,225	90,312
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $445.00	547	10,946,838	71,794
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $450.00	985	19,712,313	110,812
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $455.00	869	17,390,863	86,900
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $460.00	620	12,407,750	54,250
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $465.00	592	11,847,400	44,400
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $470.00	246	4,923,075	16,912
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $475.00	267	5,343,338	15,019
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $480.00	52	1,040,650	2,925
Corn Future, December 2019 Settlement, Expires 09/20/2019, Strike Price $460.00	175	3,587,500	49,072
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $67.00	432	13,789,440	32,400
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $68.00	400	12,768,000	20,000
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $69.00	550	17,556,000	22,000
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $70.00	550	17,556,000	16,500
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $71.00	208	6,639,360	5,200
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $72.00	365	11,650,800	7,300
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $73.00	300	9,576,000	6,000

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $77.00	150	$4,788,000	$1,500
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.135	75	10,406,250	1,406
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.138	1	138,750	12
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.140	75	10,406,250	938
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.143	50	6,937,500	625
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.145	16	2,220,000	100
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.155	40	5,550,000	250
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,450.00	50	7,159,000	67,000
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,485.00	1	143,180	640
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,490.00	125	17,897,500	72,500
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,495.00	139	19,902,020	72,280
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,500.00	149	21,333,820	70,030
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,505.00	112	16,036,160	47,040
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,510.00	80	11,454,400	29,600
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,515.00	76	10,881,680	25,080
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,520.00	39	5,584,020	11,700
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,525.00	25	3,579,500	6,750
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,530.00	25	3,579,500	6,000
Japanese Yen Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $93.50	275	31,707,500	13,750
Japanese Yen Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $93.75	25	2,882,500	937
Japanese Yen Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $94.00	50	5,765,000	1,562
Japanese Yen Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $94.50	75	8,647,500	1,406
Japanese Yen Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $95.00	50	5,765,000	625
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $83.00	263	8,345,516	55,230
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $84.00	300	9,519,600	45,000
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $85.00	268	8,504,176	26,800
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $86.00	191	6,060,812	13,370
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $87.00	160	5,077,120	8,000
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $88.00	284	9,011,888	8,520
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $89.00	176	5,584,832	3,520
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $90.00	263	8,345,516	2,630
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $91.00	43	1,364,476	430
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $92.00	80	2,538,560	800
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $93.00	69	2,189,508	345
Lean Hogs Future, October 2019 Settlement, Expires 10/14/2019, Strike Price $102.00	2	56,800	320
Lean Hogs Future, October 2019 Settlement, Expires 10/14/2019, Strike Price $104.00	25	710,000	3,500
Lean Hogs Future, October 2019 Settlement, Expires 10/14/2019, Strike Price $108.00	17	482,800	1,700
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $104.00	150	6,414,000	181,500
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $107.00	104	4,447,040	17,680
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $108.00	153	6,542,280	7,650
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $109.00	300	12,828,000	6,000
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $110.00	289	12,357,640	5,780
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $111.00	300	12,828,000	3,000
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $112.00	300	12,828,000	3,000
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $113.00	136	5,815,360	1,360

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $114.00	118	$5,045,680	$1,180
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.20	270	6,021,000	277,290
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.25	950	21,185,000	724,850
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.30	1,050	23,415,000	574,350
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.35	1,000	22,300,000	381,000
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.40	1,012	22,567,600	263,120
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.45	370	8,251,000	65,490
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.50	501	11,172,300	60,621
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.55	596	13,290,800	49,468
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.60	423	9,432,900	24,534
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.65	268	5,976,400	10,988
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.70	84	1,873,200	2,520
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.75	52	1,159,600	1,144
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.25	650	14,625,000	802,750
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.30	200	4,500,000	200,800
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.35	200	4,500,000	160,800
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.40	25	562,500	15,925
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.45	200	4,500,000	99,800
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.50	375	8,437,500	145,125
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.55	125	2,812,500	37,500
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.60	403	9,067,500	93,093
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.65	75	1,687,500	11,830
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.80	300	6,750,000	24,300
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $17.80	8	656,400	1,960
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $18.00	82	6,728,100	15,580
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $18.05	25	2,051,250	4,500
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $18.10	26	2,133,300	4,420
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $18.20	13	1,066,650	1,950
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $18.25	53	4,348,650	7,685
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $880.00	150	6,517,500	102,007
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $900.00	275	11,948,750	75,625
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $910.00	276	11,992,200	53,475
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $920.00	500	21,725,000	71,875
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $930.00	500	21,725,000	53,125
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $940.00	313	13,599,850	25,431
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $950.00	198	8,603,100	12,375
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $960.00	173	7,516,850	8,650
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $980.00	10	434,500	312
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $1,000.00	275	11,948,750	6,875
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $900.00	150	6,611,250	109,688
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $950.00	62	2,732,650	17,863
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $960.00	19	837,425	4,467
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $970.00	57	2,512,275	10,745
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $980.00	20	881,500	2,875
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $990.00	17	749,275	2,125
Soybean Future, November 2019 Settlement, Expires 10/25/2019, Strike Price $900.00	25	1,101,875	25,469
Soybean Meal Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $310.00	31	931,550	5,735
Soybean Meal Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $315.00	219	6,580,950	26,280
Soybean Meal Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $320.00	155	4,657,750	12,400
Soybean Meal Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $325.00	110	3,305,500	6,050

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Meal Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $330.00	27	$811,350	$1,080
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $11.50	30	410,256	25,200
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $11.75	50	683,760	29,680
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $12.00	50	683,760	19,600
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $12.25	250	3,418,800	58,800
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $12.50	50	683,760	6,160
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $12.75	500	6,837,600	33,600
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $13.00	500	6,837,600	16,800
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $13.25	344	4,704,269	7,706
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $13.50	275	3,760,680	3,080
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $13.75	143	1,955,554	1,602
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $14.00	50	683,760	560
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $12.25	26	355,555	10,483
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $12.50	300	4,102,560	87,360
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $12.75	156	2,133,331	33,197
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $13.00	525	7,179,480	82,320
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $13.25	200	2,735,040	22,400
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $13.50	223	3,049,570	17,483
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $13.75	95	1,299,144	5,320
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $14.00	451	6,167,515	20,205
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $14.50	475	6,495,720	10,640
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $128.00	650	82,823,000	162,500
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $128.25	201	25,611,420	37,687
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $128.50	116	14,780,720	16,312
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $128.75	26	3,312,920	2,844
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $129.00	28	3,567,760	2,187
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $129.25	1	127,420	62
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $156.00	675	105,023,250	580,078
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $156.50	110	17,114,900	73,906
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $157.00	233	36,252,470	120,141
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $157.50	4	622,360	1,500
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $158.00	118	18,359,620	33,188
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $158.50	22	3,422,980	4,469
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $505.00	241	5,871,363	82,532
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $510.00	142	3,459,475	41,114
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $515.00	214	5,213,575	46,813
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $520.00	262	6,382,975	45,850
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $525.00	411	10,012,988	59,081
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $530.00	400	9,745,000	45,000
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $535.00	500	12,181,250	46,875

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $540.00	500	$12,181,250	$37,500
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $545.00	200	4,872,500	11,250
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $550.00	293	7,138,213	14,650
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $555.00	119	2,899,138	4,463
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $560.00	75	1,827,188	2,344
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $565.00	38	925,775	950
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $580.00	150	3,654,375	1,875
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $59.00	376	22,026,080	413,600
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $59.50	286	16,753,880	254,540
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $60.00	349	20,444,420	251,280
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $60.50	216	12,653,280	123,120
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $61.00	427	25,013,660	196,420
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $61.50	338	19,800,040	125,060
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $62.00	260	15,230,800	78,000
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $62.50	145	8,494,100	34,800
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $63.00	77	4,510,660	14,630
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $63.50	25	1,464,500	4,000

TOTAL CALL OPTIONS			12,292,837

(Premiums Received $19,707,909)

PUT OPTIONS
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $68.00	50	3,425,500	6,000
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $68.25	125	8,563,750	23,750
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $68.50	29	1,986,790	8,700
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $68.75	188	12,879,880	82,720
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $69.00	100	6,851,000	61,000
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $69.25	50	3,425,500	40,500
Australian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $69.50	150	10,276,500	154,500
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $55.50	5	325,250	500
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $56.00	75	4,878,750	8,250
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $56.25	57	3,707,850	6,840
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $56.50	59	3,837,950	7,670
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $56.75	120	7,806,000	16,800
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $57.00	136	8,846,800	20,400
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $57.25	210	13,660,500	35,700
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $57.50	259	16,847,950	46,620
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $57.75	300	19,515,000	60,000
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $58.00	300	19,515,000	63,000
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $58.25	159	10,342,950	36,570
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $58.50	218	14,180,900	54,500
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $58.75	102	6,635,100	27,540
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $59.00	175	11,383,750	52,500
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $59.25	90	5,854,500	28,800
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $59.50	125	8,131,250	43,750
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $59.75	75	4,878,750	28,500
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $60.00	243	15,807,150	99,630
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $60.25	50	3,252,500	22,500

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $60.50	95	$6,179,750	$45,600
Brent Crude Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $60.75	50	3,252,500	25,422
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $122.50	10	761,750	5,875
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $123.00	60	4,570,500	48,750
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $123.50	98	7,465,150	105,350
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $124.00	232	17,672,600	316,100
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $124.50	344	26,204,200	571,900
British Pound Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $125.00	69	5,256,075	135,412
Canadian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $75.00	225	17,068,500	6,750
Canadian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $75.25	125	9,482,500	7,500
Canadian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $75.50	150	11,379,000	16,500
Canadian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $75.75	225	17,068,500	45,000
Canadian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $76.00	135	10,241,100	44,550
Canadian Dollar Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $76.25	25	1,896,500	12,500
CBOE Volatility Index, Expires 08/21/2019, Strike Price $15.00	160	2,579	14,800
CBOE Volatility Index, Expires 08/21/2019, Strike Price $16.00	350	5,642	53,375
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,250.00	20	469,000	400
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,300.00	240	5,628,000	16,800
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,350.00	143	3,353,350	37,180
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,400.00	129	3,025,050	79,980
Cocoa Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $2,450.00	100	2,345,000	107,000
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 1,550.00	95	2,108,415	—
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 1,750.00	17	377,295	2,688
Cocoa Future, September 2019 Settlement, Expires 08/30/2019, Strike Price GBP 1,775.00	25	554,846	6,081
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $90.00	144	5,381,100	2,160
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $92.50	282	10,537,988	10,575
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $95.00	205	7,660,594	26,137
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $97.50	65	2,428,969	22,425
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $100.00	500	18,684,375	388,125
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $102.50	100	3,736,875	140,250
Coffee ‘C’ Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $105.00	100	3,736,875	217,500
Coffee ‘C’ Future, December 2019 Settlement, Expires 09/13/2019, Strike Price $100.00	33	1,278,338	30,319
Coffee ‘C’ Future, December 2019 Settlement, Expires 09/13/2019, Strike Price $102.50	13	503,588	17,696
Coffee ‘C’ Future, December 2019 Settlement, Expires 09/13/2019, Strike Price $105.00	59	2,285,513	112,174
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,300.00	118	1,613,060	17,700

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,325.00	36	$492,120	$8,640
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,350.00	508	6,944,360	193,040
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,375.00	122	1,667,740	65,880
Coffee Robusta Future, September 2019 Settlement, Expires 08/21/2019, Strike Price $1,400.00	248	3,390,160	183,520
Coffee Robusta Future, November 2019 Settlement, Expires 10/16/2019, Strike Price $1,300.00	17	232,390	4,420
Coffee Robusta Future, November 2019 Settlement, Expires 10/16/2019, Strike Price $1,325.00	17	232,390	6,120
Coffee Robusta Future, November 2019 Settlement, Expires 10/16/2019, Strike Price $1,350.00	17	232,390	7,990
Coffee Robusta Future, November 2019 Settlement, Expires 10/16/2019, Strike Price $1,375.00	17	232,390	10,370
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $255.00	4	266,600	741
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $257.00	1	66,650	262
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $258.00	28	1,866,200	8,750
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $259.00	25	1,666,250	9,062
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $260.00	25	1,666,250	10,625
Copper Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $261.00	50	3,332,500	24,375
Corn Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $410.00	100	2,001,250	49,023
Corn Future, September 2019 Settlement, Expires 08/02/2019, Strike Price $415.00	100	2,001,250	64,648
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $375.00	18	360,225	1,260
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $380.00	192	3,842,400	18,264
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $385.00	312	6,243,900	74,100
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $390.00	759	15,189,488	251,419
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $395.00	1,251	25,035,638	562,950
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $400.00	1,067	21,353,338	626,862
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $405.00	906	18,131,325	668,175
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $410.00	200	4,002,500	181,250
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $420.00	200	4,002,500	257,500
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $430.00	200	4,002,500	340,000
Corn Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $440.00	100	2,001,250	213,750
Corn Future, December 2019 Settlement, Expires 09/20/2019, Strike Price $380.00	129	2,644,500	22,575
Corn Future, December 2019 Settlement, Expires 09/20/2019, Strike Price $385.00	282	5,781,000	68,737
Corn Future, December 2019 Settlement, Expires 09/20/2019, Strike Price $390.00	129	2,644,500	41,925
Corn Future, December 2019 Settlement, Expires 09/20/2019, Strike Price $395.00	84	1,722,000	35,175
Corn Future, December 2019 Settlement, Expires 09/20/2019, Strike Price $425.00	200	4,100,000	261,250
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $62.00	50	1,596,000	7,250
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $63.00	228	7,277,760	61,560
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $64.00	850	27,132,000	412,250
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $65.00	550	17,556,000	442,750
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $66.00	550	17,556,000	662,750
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $67.00	118	3,766,560	195,290
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $68.00	150	4,788,000	319,500
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $72.00	100	3,192,000	410,000
Cotton No. 2 Future, December 2019 Settlement, Expires 08/16/2019, Strike Price $77.00	150	4,788,000	988,500
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.103	2	277,500	200
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.108	25	3,468,750	5,625
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.110	25	3,468,750	7,813
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.113	50	6,937,500	22,500
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.115	138	19,147,500	84,525
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.120	266	36,907,500	279,300
Euro FX Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $1.125	18	2,497,500	28,800
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,365.00	12	1,718,160	1,320
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,370.00	53	7,588,540	7,420
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,375.00	32	4,581,760	5,760
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,380.00	142	20,331,560	32,660
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,385.00	200	28,636,000	58,000
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,390.00	234	33,504,120	88,920
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,395.00	196	28,063,280	94,080
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,400.00	66	9,449,880	39,600

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,405.00	24	$3,436,320	$18,000
Gold Future, October 2019 Settlement, Expires 08/27/2019, Strike Price $1,410.00	50	7,159,000	46,000
Japanese Yen Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $91.00	25	2,882,500	469
Japanese Yen Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $91.50	197	22,714,100	14,775
Japanese Yen Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $91.75	40	4,612,000	5,500
Japanese Yen Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $92.00	291	33,552,300	69,112
Japanese Yen Future, September 2019 Settlement, Expires 08/09/2019, Strike Price $92.50	75	8,647,500	43,125
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $65.00	1	31,732	20
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $72.00	15	475,980	1,350
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $74.00	25	793,300	3,750
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $75.00	300	9,519,600	60,000
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $76.00	300	9,519,600	78,000
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $77.00	285	9,043,620	99,750
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $78.00	140	4,442,480	67,200
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $80.00	118	3,744,376	99,120
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $81.00	66	2,094,312	71,940
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $82.00	130	4,125,160	178,100
Lean Hogs Future, August 2019 Settlement, Expires 08/14/2019, Strike Price $83.00	37	1,174,084	62,160
Lean Hogs Future, October 2019 Settlement, Expires 10/14/2019, Strike Price $58.00	19	539,600	8,740
Lean Hogs Future, October 2019 Settlement, Expires 10/14/2019, Strike Price $61.00	33	937,200	23,760
Lean Hogs Future, October 2019 Settlement, Expires 10/14/2019, Strike Price $62.00	50	1,420,000	41,000
Lean Hogs Future, October 2019 Settlement, Expires 10/14/2019, Strike Price $63.00	41	1,164,400	38,130
Lean Hogs Future, October 2019 Settlement, Expires 10/14/2019, Strike Price $64.00	25	710,000	26,500
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $97.00	149	6,371,240	1,490
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $98.00	188	8,038,880	1,880
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $99.00	52	2,223,520	520
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $100.00	300	12,828,000	3,000
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $101.00	229	9,792,040	2,290
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $102.00	300	12,828,000	6,000
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $103.00	55	2,351,800	1,650
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $104.00	65	2,779,400	3,250
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $105.00	56	2,394,560	3,360
Live Cattle Future, August 2019 Settlement, Expires 08/02/2019, Strike Price $106.00	175	7,483,000	17,500
Live Cattle Future, October 2019 Settlement, Expires 09/06/2019, Strike Price $107.00	19	818,140	14,440
Live Cattle Future, October 2019 Settlement, Expires 10/04/2019, Strike Price $106.00	100	4,306,000	75,574
NASDAQ 100 Stock Index, Expires 08/02/2019, Strike Price $7,630.00	1	7,801	920
NASDAQ 100 Stock Index, Expires 08/02/2019, Strike Price $7,690.00	4	31,205	6,380
NASDAQ 100 Stock Index, Expires 08/02/2019, Strike Price $7,700.00	16	124,818	28,000
NASDAQ 100 Stock Index, Expires 08/02/2019, Strike Price $7,710.00	5	39,006	9,575
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $1.85	294	6,556,200	11,760
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $1.90	542	12,086,600	35,772
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $1.95	694	15,476,200	73,564
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.00	1,316	29,346,800	217,140
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.05	1,000	22,300,000	248,000
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.10	1,000	22,300,000	361,000

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.15	275	$6,132,500	$139,975
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.20	150	3,345,000	104,700
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.25	1,900	42,370,000	1,772,700
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.30	200	4,460,000	243,200
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.40	100	2,230,000	192,700
Natural Gas Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $2.50	200	4,460,000	557,400
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $1.75	25	562,500	2,000
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $1.80	91	2,047,500	10,101
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $1.85	25	562,500	3,825
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $1.90	13	292,500	3,110
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $1.95	50	1,125,000	15,387
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.00	107	2,407,500	42,437
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.05	200	4,500,000	98,400
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.10	100	2,250,000	63,300
Natural Gas Future, October 2019 Settlement, Expires 09/25/2019, Strike Price $2.15	100	2,250,000	80,200
Natural Gas Future, November 2019 Settlement, Expires 10/28/2019, Strike Price $2.25	200	4,660,000	258,000
Russell 2000 Index, Expires 08/02/2019, Strike Price $1,505.00	5	7,873	300
Russell 2000 Index, Expires 08/02/2019, Strike Price $1,510.00	22	34,641	1,540
Russell 2000 Index, Expires 08/02/2019, Strike Price $1,515.00	136	214,147	12,240
Russell 2000 Index, Expires 08/02/2019, Strike Price $1,520.00	129	203,125	14,512
Russell 2000 Index, Expires 08/02/2019, Strike Price $1,525.00	257	404,675	35,337
Russell 2000 Index, Expires 08/02/2019, Strike Price $1,530.00	6	9,448	1,035
Russell 2000 Index, Expires 08/02/2019, Strike Price $1,535.00	17	26,768	3,740
S&P 500 Index, Expires 08/02/2019, Strike Price $2,915.00	25	74,510	13,000
S&P 500 Index, Expires 08/02/2019, Strike Price $2,920.00	77	229,489	43,890
S&P 500 Index, Expires 08/02/2019, Strike Price $2,925.00	200	596,076	125,000
S&P 500 Index, Expires 08/02/2019, Strike Price $2,930.00	96	286,116	66,720
S&P 500 Index, Expires 08/02/2019, Strike Price $2,935.00	178	530,508	136,170
S&P 500 Index, Expires 08/02/2019, Strike Price $2,940.00	227	676,546	191,815
S&P 500 Index, Expires 08/02/2019, Strike Price $2,945.00	140	417,253	131,600
S&P 500 Index, Expires 08/02/2019, Strike Price $2,950.00	224	667,605	234,080
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $15.35	15	1,230,750	1,575
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $15.45	35	2,871,750	5,075
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $15.50	70	5,743,500	11,900
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $15.55	99	8,122,950	19,800
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $15.60	54	4,430,700	12,420
Silver Future, September 2019 Settlement, Expires 08/27/2019, Strike Price $15.65	49	4,020,450	12,985
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $830.00	139	6,039,550	19,112
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $840.00	378	16,424,100	87,413
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $850.00	500	21,725,000	181,250
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $860.00	500	21,725,000	275,000
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $870.00	500	21,725,000	393,750
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $880.00	411	17,857,950	446,963
Soybean Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $910.00	100	4,345,000	224,375
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $830.00	17	749,275	3,719
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $840.00	95	4,187,125	29,688
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $850.00	176	7,757,200	77,000
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $860.00	194	8,550,550	116,400
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $870.00	315	13,883,625	250,031
Soybean Future, November 2019 Settlement, Expires 09/20/2019, Strike Price $900.00	150	6,611,250	247,500
Soybean Future, November 2019 Settlement, Expires 10/25/2019, Strike Price $900.00	25	1,101,875	48,438
Soybean Meal Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $285.00	12	360,600	480

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Meal Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $290.00	27	$811,350	$2,565
Soybean Meal Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $295.00	210	6,310,500	46,200
Soybean Meal Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $300.00	251	7,542,550	110,440
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $10.25	23	314,530	258
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $10.75	125	1,709,400	1,400
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $11.00	345	4,717,944	3,864
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $11.25	500	6,837,600	11,200
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $11.50	605	8,273,496	27,104
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $11.75	500	6,837,600	39,200
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $12.00	550	7,521,360	86,240
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $12.25	250	3,418,800	70,000
Sugar No. 11 Future, October 2019 Settlement, Expires 08/15/2019, Strike Price $12.50	450	6,153,840	201,600
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $9.75	25	341,880	280
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $10.25	25	341,880	280
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $10.50	151	2,064,955	3,382
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $10.75	275	3,760,680	9,240
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $11.00	367	5,018,798	20,552
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $11.25	111	1,517,947	9,946
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $11.50	105	1,435,896	14,112
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $11.75	181	2,475,211	36,490
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $12.00	307	4,198,286	96,275
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $12.25	50	683,760	22,400
Sugar No. 11 Future, October 2019 Settlement, Expires 09/16/2019, Strike Price $12.50	100	1,367,520	61,600
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $125.00	50	6,371,000	1,563
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $125.50	135	17,201,700	6,328
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $125.75	1	127,420	63
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $126.00	347	44,214,740	27,109
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $126.25	94	11,977,480	11,750
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $126.50	229	29,179,180	39,359
U.S. Treasury 10-Year Note Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $126.75	28	3,567,760	6,563
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $151.00	56	8,713,040	5,250
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $152.00	355	55,234,450	49,922
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $152.50	126	19,604,340	23,625
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $153.00	428	66,592,520	107,000
U.S. Treasury Long Bond Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $153.50	119	18,515,210	40,906
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $450.00	77	1,875,913	5,934
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $455.00	274	6,675,325	34,250
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $460.00	488	11,888,900	85,400
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $465.00	500	12,181,250	115,625
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $470.00	500	12,181,250	150,000
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $475.00	500	12,181,250	193,750
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $480.00	500	12,181,250	246,875
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $485.00	500	12,181,250	306,250
Wheat Future, September 2019 Settlement, Expires 08/23/2019, Strike Price $530.00	100	2,436,250	225,000
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $50.00	107	6,268,060	6,420
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $50.50	267	15,640,860	18,690
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $51.00	296	17,339,680	23,680
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $51.50	500	29,290,000	45,000
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $52.00	500	29,290,000	55,000
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $52.50	339	19,858,620	44,070
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $53.00	169	9,900,020	25,350
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $53.50	183	10,720,140	32,940
WTI Crude Future, September 2019 Settlement, Expires 08/15/2019, Strike Price $54.00	259	15,172,220	56,980

TOTAL PUT OPTIONS			24,364,979

(Premiums Received $21,535,775)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

	COUNTERPARTY	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC CALL OPTIONS
Brazilian Real, Expires 08/08/2019, Strike Price $3.88	BNP Paribas	100,000,000	$100,000,000	$212,363
Chilean Peso, Expires 08/28/2019, Strike Price $750.00	BNP Paribas	100,000,000	100,000,000	33,144
Norwegian Krone, Expires 08/13/2019, Strike Price EUR 9.78	Morgan Stanley Capital Services LLC	75,000,000	83,025,218	285,637
South African Rand, Expires 08/30/2019, Strike Price $14.25	Credit Suisse Securities (USA) LLC	40,000,000	40,000,000	829,200

TOTAL OTC CALL OPTIONS				1,360,344

(Premiums Received $2,772,200)

OTC PUT OPTIONS
Indian Rupee, Expires 08/08/2019, Strike Price $69.00	BNP Paribas	150,000,000	150,000,000	236,802
Norwegian Krone, Expires 08/28/2019, Strike Price EUR 9.71	Morgan Stanley Capital Services LLC	100,000,000	110,700,290	221,610
Norwegian Krone, Expires 08/30/2019, Strike Price EUR 9.70	Morgan Stanley Capital Services LLC	50,000,000	55,350,145	103,885
Swedish Krona, Expires 09/11/2019, Strike Price EUR 10.62	Morgan Stanley Capital Services LLC	75,000,000	83,025,218	289,769
Swedish Krona, Expires 09/27/2019, Strike Price EUR 10.65	Morgan Stanley Capital Services LLC	50,000,000	55,350,145	316,100

TOTAL OTC PUT OPTIONS				1,168,166

(Premiums Received $1,879,917)

PAYER SWAPTIONS
CDX.HY, (5.000%), Quarterly, Expires: 08/21/2019, Strike Price: $106.50	Goldman Sachs International	100,000,000	100,000,000	280,828
CDX.HY, (5.000%), Quarterly, Expires: 08/21/2019, Strike Price: $107.00	Goldman Sachs International	150,000,000	100,000,000	628,719
CDX.IG, (1.000%), Quarterly, Expires: 08/21/2019, Strike Price: $55.00	Goldman Sachs International	500,000,000	500,000,000	604,430
CDX.IG, (1.000%), Quarterly, Expires: 08/21/2019, Strike Price: $57.50	Goldman Sachs International	250,000,000	500,000,000	206,948
CDX.IG, (1.000%), Quarterly, Expires: 08/21/2019, Strike Price: $60.00	BNP Paribas	1,000,000,000	500,000,000	582,820
CDX.IG, (1.000%), Quarterly, Expires: 08/21/2019, Strike Price: $62.50	Credit Suisse Securities (USA) LLC	500,000,000	400,000,000	213,660
CDX.IG, (1.000%), Quarterly, Expires: 08/21/2019, Strike Price: $70.00	Credit Suisse Securities (USA) LLC	500,000,000	600,000,000	111,750
CDX.IG, (1.000%), Quarterly, Expires: 09/18/2019, Strike Price: $75.00	Bank of America Merrill Lynch	1,000,000,000	1,000,000,000	409,130

TOTAL PAYER SWAPTIONS				3,038,285

(Premiums Received $5,256,700)

TOTAL WRITTEN OPTIONS				$42,224,611

(Premiums Received $51,152,501)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, September 2019 Settlement	327	$(22,402,770)	$99,703
British Pound, September 2019 Settlement	689	(52,484,575)	385,555
Canadian Dollar, September 2019 Settlement	106	(8,040,630)	1,604
Cocoa, September 2019 Settlement	158	(3,705,100)	(9,114)
Coffee Robusta, September 2019 Settlement	95	(1,271,100)	285
Coffee ‘C’, September 2019 Settlement	321	(11,995,369)	42,958
Copper, September 2019 Settlement	26	(1,732,900)	(18,262)
Corn, September 2019 Settlement	1,043	(20,873,038)	118,743
Cotton No. 2, December 2019 Settlement	1,657	(52,891,440)	(697,233)
Euro FX, September 2019 Settlement	315	(43,814,531)	118,310
Globex Natural Gas, September 2019 Settlement	545	(12,169,850)	41,901
Globex Natural Gas, November 2019 Settlement	94	(2,190,200)	(84,790)
Gold 100 Oz., October 2019 Settlement	5	(715,900)	(1,911)
Japanese Yen, September 2019 Settlement	14	(1,614,113)	266
Lean Hogs, August 2019 Settlement	58	(1,840,340)	21,656
NASDAQ 100 E-mini Index, September 2019 Settlement	7	(1,101,345)	14,941
Natural Gas, September 2019 Settlement	730	(16,300,900)	(556,616)
Russell 2000 E-mini Index, September 2019 Settlement	86	(6,779,810)	(19,571)
S&P 500 E-mini Index, September 2019 Settlement	263	(39,217,245)	280,134
Soybean, September 2019 Settlement	573	(24,896,850)	59,979
Soybean Meal, September 2019 Settlement	31	(931,550)	16,948
Sugar No. 11, October 2019 Settlement	1,110	(15,179,472)	(681,797)

TOTAL FUTURES CONTRACTS SOLD		$(342,149,027)	$(866,311)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
CBOE Volatility Index, August 2019 Settlement	60	$964,500	$30,893
Cocoa, September 2019 Settlement	401	8,899,732	(266,592)
Coffee ‘C’, December 2019 Settlement	40	1,549,500	(30,953)
Corn, December 2019 Settlement	59	—	(22,322)
Globex Natural Gas, October 2019 Settlement	396	8,910,000	110,142
Henry Hub Natural Gas Penultimate, September 2019 Settlement	319	1,780,818	2,102
Henry Hub Natural Gas Penultimate, October 2019 Settlement	234	1,316,250	58,287
Live Cattle, August 2019 Settlement	177	7,568,520	(132,896)
Silver, September 2019 Settlement	6	492,150	(7,010)
Soybean, November 2019 Settlement	107	4,716,025	(245,557)
U.S. Treasury 10-Year Note, September 2019 Settlement	69	8,792,109	(4,239)
U.S. Treasury Long Bond, September 2019 Settlement	140	21,783,125	(8,629)
Wheat, September 2019 Settlement	83	2,022,088	(53,122)
WTI Crude, September 2019 Settlement	187	10,954,460	59,807

TOTAL FUTURES CONTRACTS PURCHASED		$79,749,277	$(510,089)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
BNP Paribas	8/12/2019	Brazilian Real	75,162,720	U.S. Dollar	20,000,000	$(321,712)
BNP Paribas	8/30/2019	Chilean Peso	4,760,700,000	U.S. Dollar	7,000,000	(236,825)
Morgan Stanley Capital Services LLC	8/15/2019	Euro	32,600,000	Norwegian Krone	318,603,060	143,629
BNP Paribas	8/13/2019	Indian Rupee	5,607,040,000	U.S. Dollar	81,000,000	408,158
Morgan Stanley Capital Services LLC	8/30/2019	Norwegian Krone	343,713,920	Euro	35,200,000	(221,371)
Morgan Stanley Capital Services LLC	9/03/2019	Norwegian Krone	142,793,840	Euro	14,600,000	(69,351)
Morgan Stanley Capital Services LLC	9/13/2019	Swedish Krona	347,349,740	Euro	32,600,000	(145,739)
Morgan Stanley Capital Services LLC	10/01/2019	Swedish Krona	271,750,950	Euro	25,500,000	(113,574)
BNP Paribas	8/12/2019	U.S. Dollar	40,700,000	Brazilian Real	156,244,207	(206,164)
BNP Paribas	8/30/2019	U.S. Dollar	16,300,000	Chilean Peso	11,563,464,500	(127,359)
Credit Suisse Securities (USA) LLC	9/03/2019	U.S. Dollar	18,000,000	South African Rand	256,500,000	194,405

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(695,903)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of July 31, 2019 (Unaudited)

Credit Default Swaps

COUNTERPARTY	REFERENCE ENTITY	PROTECTION	PAY FIXED RATES	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	VALUE	UPFRONT PREMIUM RECEIVED	UNREALIZED APPRECIATION
Morgan Stanley Capital Services LLC	CDX.NA.HY.32	Buy	(5.000)%	Jun 20 2024	Quarterly	$111,969,000	$(8,372,172)	$(8,774,571)	$402,399
Morgan Stanley Capital Services LLC	CDX.NA.IG.32	Buy	(1.000)%	Jun 20 2024	Quarterly	1,217,500,000	(25,844,262)	(26,211,433)	367,171

TOTAL CREDIT DEFAULT SWAP CONTRACTS									$769,570

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the All Asset Variance Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has early adopted this standard effective October 31, 2018, and the changes are incorporated into the financial statements.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management, LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2019:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$—	$181,865	$—	$181,865
Money Market Funds	147,436,099	—	—	147,436,099
U.S. Treasury Bills	—	773,795,579	—	773,795,579

Total Assets	$147,436,099	$773,977,444	$—	$921,413,543

Liabilities
Written Options	$34,315,526	$7,909,085	$—	$42,224,611

Total Liabilities	$34,315,526	$7,909,085	$—	$42,224,611

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$746,192	$—	$746,192
Unrealized depreciation on forward currency contracts	—	(1,442,095)	—	(1,442,095)
Unrealized appreciation on futures contracts	1,464,214	—	—	1,464,214
Unrealized depreciation on futures contracts	(2,840,614)	—	—	(2,840,614)
Unrealized appreciation on swap contracts	—	769,570	—	769,570

Total	$(1,376,400)	$73,667	$—	$(1,302,733)

*

Other financial instruments are derivatives, such as futures, forward currency contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.